Members’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 31, 2015	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Series B preferred equity, issuance value		$ 1,860	$ 1,720	$ 1,630
Class A Common Units [Member]
Class of Stock [Line Items]
Common unit, outstanding			2,629	2,629
Series B Preferred Units [Member]
Class of Stock [Line Items]
Number of units agreed to purchase	The Series B Preferred Units were issued to the Hoskins Group through a reduction in a loan issued by the Hoskins Group to the Company. In December 2015, the Hoskins Group agreed to purchase 0.1 Series B Preferred Units for $10 at each closing of a lot to a third party in the Hamlets and Tuscany subdivision
Number Of Preferred Units Value To Purchase	10
Preferred units, issued		18.6	17.2	16.3
Series B preferred equity, issuance value		$ 1,860
Series B Preferred Units [Member] | Hoskins Group [Member]
Class of Stock [Line Items]
Preferred units, issued	0.1
Number of preferred units	$ 10